Income Tax, Income tax benefit/(expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax [Abstract]
Current tax	$ (39,372)	$ (51,016)	$ (21,205)
Deferred tax	49,061	14,796	(3,672)
Deferred tax expense (income) relating to origination and reversal of temporary differences	49,061	14,796	(3,672)
Total income tax (expense)/income	$ 9,689	$ (36,220)	$ (24,877)